Lease Arrangements	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
LEASE ARRANGEMENTS	LEASE ARRANGEMENTS
a.Right-of-use assets

	As of December 31,
	2022	2021
Carrying amounts
Land and buildings	$20,211	$25,582
Others	878	695
	$21,089	$26,277

	For the Year Ended December 31
	2022	2021	2020
Additions to right-of-use assets	$10,330	$9,800	$9,844

Depreciation expenses of right-of-use assets
Land and buildings	$12,400	$11,901	$10,681
Others	435	386	385
	$12,835	$12,287	$11,066
b.Lease liabilities

	As of December 31,
	2022	2021
Lease liabilities	$21,473	$26,742

Current	$10,073	$11,153
Non-current	11,400	15,589
	$21,473	$26,742

Discount rates	1.20%-2.81%	1.20%-2.40%
c.Material lease-in activities and terms
The Company leased certain land, buildings and transportation equipment for the use of plants, offices and business operation with original lease terms of 1 to 10 years. The Company did not have bargain purchase options to acquire the buildings at the end of the lease terms. In addition, the Company was prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.
d.Other lease information

	For the Year Ended December 31
	2022	2021	2020
Expenses relating to short-term leases and low-value asset leases	$1,537	$1,263	$1,112

Total cash outflows for leases	$(14,863)	$(14,025)	$(12,603)
The Company leased certain office equipment and other equipment which qualified as short-term leases and low-value asset leases. The Company had elected to apply the recognition exemption and thus, did not recognize right-of-use assets and lease liabilities for these leases.